Commitments and Contingencies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Nov. 05, 2019
Loss Contingencies [Line Items]
Commitments or contingencies			$ 0.0	$ 0.0
Equity-based compensation	$ 50.0
Share Price	$ 23.00	$ 23.00
RSUs
Loss Contingencies [Line Items]
Share issued	4,629,812	4,629,812
Initial Public Offering
Loss Contingencies [Line Items]
Equity-based compensation		$ 56.6
Initial Public Offering | RSUs
Loss Contingencies [Line Items]
Share issued	2,461,839	2,461,839